Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Entity Filer Category	Smaller Reporting Company